Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI Intl Quality Factor ETF (Formerly iShares® Edge MSCI Intl Quality Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.6%
Ampol Ltd.	128,807	$2,346,396
Aristocrat Leisure Ltd.	226,418	4,552,229
ASX Ltd.	88,333	4,939,597
CIMIC Group Ltd.(a)	35,894	541,941
Cochlear Ltd.	21,035	3,134,287
Coles Group Ltd.	716,121	8,926,406
Computershare Ltd.	147,185	1,255,832
CSL Ltd.	182,477	36,849,233
Dexus	467,251	2,825,174
Fortescue Metals Group Ltd.	938,166	11,443,829
Goodman Group	772,679	9,984,097
GPT Group (The)	646,098	1,828,501
Insurance Australia Group Ltd.	958,088	3,209,339
James Hardie Industries PLC	168,722	4,097,213
Lendlease Corp. Ltd.	282,323	2,371,206
Magellan Financial Group Ltd.	84,038	3,251,765
Medibank Pvt Ltd.	1,505,804	2,823,394
Mirvac Group	1,469,619	2,177,605
Qantas Airways Ltd.(a)	286,088	841,793
REA Group Ltd.	30,184	2,506,936
Rio Tinto Ltd.	217,934	14,145,874
Telstra Corp. Ltd.	1,445,421	2,720,326
Washington H Soul Pattinson & Co. Ltd.	43,459	773,354
Wesfarmers Ltd.	464,619	14,995,772
Woodside Petroleum Ltd.	369,431	4,545,266
Woolworths Group Ltd.	291,119	7,801,368

		154,888,733

Austria — 0.2%
OMV AG	74,927	1,719,390
Verbund AG	25,014	1,438,812

		3,158,202

Belgium — 0.1%
Etablissements Franz Colruyt NV	16,393	970,427
Sofina SA	7,096	1,843,267

		2,813,694

Canada — 5.8%
Alimentation Couche-Tard Inc., Class B	204,438	6,290,990
Canadian Apartment Properties REIT	37,350	1,199,760
Canadian National Railway Co.	272,471	27,045,815
Canadian Pacific Railway Ltd.	62,839	18,763,805
CCL Industries Inc., Class B, NVS	60,117	2,290,429
CGI Inc.(a)	91,368	5,664,974
CI Financial Corp.	126,957	1,478,713
Constellation Software Inc.	10,005	10,494,538
Gildan Activewear Inc.	50,804	1,051,630
Great-West Lifeco Inc.	107,706	2,193,136
iA Financial Corp. Inc.	44,868	1,562,060
Intact Financial Corp.	52,007	5,367,835
Inter Pipeline Ltd.	174,634	1,553,350
Keyera Corp.	114,444	1,623,082
Magna International Inc.	86,784	4,427,881
Manulife Financial Corp.	755,388	10,231,603
Parkland Corp./Canada	62,332	1,521,193
Pembina Pipeline Corp.	228,316	4,775,740
Sun Life Financial Inc.	228,445	9,082,289
TMX Group Ltd.	18,762	1,821,674

		118,440,497

Security	Shares	Value

Denmark — 5.0%
Carlsberg AS, Class B	22,075	$2,794,151
Chr Hansen Holding A/S	68,382	6,888,004
Coloplast A/S, Class B	57,091	8,332,144
GN Store Nord A/S	44,310	3,186,962
Novo Nordisk A/S, Class B	868,147	55,764,772
Novozymes A/S, Class B	143,581	8,628,631
Pandora A/S(a)	33,554	2,657,462
Tryg A/S	54,443	1,510,259
Vestas Wind Systems A/S	77,970	13,309,228

		103,071,613

Finland — 2.7%
Elisa OYJ	72,205	3,552,720
Fortum OYJ	164,225	3,089,453
Kone OYJ, Class B	191,435	15,239,339
Neste OYJ	376,232	19,581,173
Orion OYJ, Class B	44,757	1,915,968
Sampo OYJ, Class A	181,242	6,840,277
UPM-Kymmene OYJ	206,969	5,848,789

		56,067,719

France — 7.4%
Amundi SA(a)(b)	21,182	1,389,137
AXA SA	561,330	9,023,337
Hermes International	14,098	13,121,217
Ipsen SA	11,573	1,053,525
Kering SA	22,398	13,527,820
La Francaise des Jeux SAEM(b)	27,806	1,042,304
Legrand SA	77,878	5,758,661
L’Oreal SA	53,134	17,187,718
LVMH Moet Hennessy Louis Vuitton SE	89,818	42,090,417
Peugeot SA(a)	238,192	4,281,174
Sartorius Stedim Biotech	9,432	3,577,322
SCOR SE(a)	49,415	1,200,723
Thales SA	34,543	2,248,466
TOTAL SE	1,182,861	35,576,217

		151,078,038

Germany — 3.6%
adidas AG(a)	83,027	24,662,060
Allianz SE, Registered	168,377	29,627,981
Aroundtown SA(a)	360,384	1,728,288
Beiersdorf AG	21,562	2,257,972
Hannover Rueck SE	25,275	3,671,364
Henkel AG & Co. KGaA	19,322	1,747,686
Knorr-Bremse AG	23,775	2,753,644
MTU Aero Engines AG	19,575	3,341,623
Nemetschek SE	30,934	2,237,677
Siemens Healthineers AG(b)	42,813	1,837,985

		73,866,280

Hong Kong — 6.4%
AIA Group Ltd.	4,796,000	45,177,895
CK Asset Holdings Ltd.	927,000	4,291,418
CK Infrastructure Holdings Ltd.	244,500	1,150,796
CLP Holdings Ltd.	568,500	5,226,929
Galaxy Entertainment Group Ltd.	746,000	4,915,711
Hang Seng Bank Ltd.	334,800	5,146,220
Henderson Land Development Co. Ltd.	496,631	1,757,935
Hong Kong & China Gas Co. Ltd.	4,048,686	5,816,020
Hong Kong Exchanges & Clearing Ltd.	626,700	29,917,321
Kerry Properties Ltd.	190,000	464,535
Link REIT	858,500	6,537,125

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Quality Factor ETF (Formerly iShares® Edge MSCI Intl Quality Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Power Assets Holdings Ltd.	537,000	$2,759,492
Sands China Ltd.	1,024,400	3,586,460
Sino Land Co. Ltd.	1,024,000	1,209,545
Sun Hung Kai Properties Ltd.	441,000	5,638,426
Techtronic Industries Co. Ltd.	470,500	6,273,455
WH Group Ltd.(b)	2,232,000	1,752,823

		131,622,106

Ireland — 0.4%
Kingspan Group PLC(a)	54,356	4,739,244
Smurfit Kappa Group PLC	89,098	3,354,356

		8,093,600

Israel — 0.5%
Bank Leumi Le-Israel BM	539,874	2,559,433
Check Point Software Technologies Ltd.(a)	60,710	6,894,228
ICL Group Ltd.	239,216	872,149

		10,325,810

Italy — 1.6%
Assicurazioni Generali SpA	395,029	5,296,319
DiaSorin SpA	8,735	1,917,980
Ferrari NV	53,806	9,598,813
FinecoBank Banca Fineco SpA(a)	247,892	3,392,893
Moncler SpA(a)	80,736	3,231,396
Recordati Industria Chimica e Farmaceutica SpA	42,604	2,207,916
Snam SpA	650,204	3,173,463
Terna Rete Elettrica Nazionale SpA	433,334	2,929,679

		31,748,459

Japan — 16.0%
ABC-Mart Inc.	8,600	436,828
Advantest Corp.	72,400	4,176,124
Asahi Kasei Corp.	437,100	3,764,730
Astellas Pharma Inc.	522,200	7,168,137
Bandai Namco Holdings Inc.	61,800	4,596,870
Bridgestone Corp.	149,100	4,834,982
Calbee Inc.	19,100	584,657
Chugai Pharmaceutical Co. Ltd.	200,900	7,727,367
Cosmos Pharmaceutical Corp.	4,300	729,692
Daifuku Co. Ltd.	29,100	2,986,828
Dai-ichi Life Holdings Inc.	355,400	5,257,567
Daito Trust Construction Co. Ltd.	54,900	4,983,748
Daiwa House Industry Co. Ltd.	278,500	7,287,514
GMO Payment Gateway Inc.	14,400	1,759,020
Hakuhodo DY Holdings Inc.	86,900	1,103,083
Hoshizaki Corp.	13,900	1,107,586
Hoya Corp.	124,600	14,064,282
Inpex Corp.	384,400	1,809,114
Japan Airlines Co. Ltd.(a)	31,600	549,237
Japan Exchange Group Inc.	229,700	5,586,496
Japan Tobacco Inc.	236,800	4,462,368
Kakaku.com Inc.	98,500	2,610,900
Kao Corp.	117,400	8,332,772
KDDI Corp.	694,700	18,557,009
Kobe Bussan Co. Ltd.	29,400	828,228
Koito Manufacturing Co. Ltd.	28,700	1,378,171
Kose Corp.	7,100	901,932
Lasertec Corp.	34,800	3,009,298
M3 Inc.	114,900	7,723,381
MISUMI Group Inc.	77,400	2,287,794
MonotaRO Co. Ltd.	68,000	3,772,719
MS&AD Insurance Group Holdings Inc.	238,500	6,489,509

Security	Shares	Value

Japan (continued)
Nexon Co. Ltd.	204,300	$5,704,531
Nihon M&A Center Inc.	82,400	4,815,994
Nippon Telegraph & Telephone Corp.	424,100	8,908,777
Nissan Chemical Corp.	61,300	3,236,809
Nitori Holdings Co. Ltd.	24,100	4,968,003
Nitto Denko Corp.	50,300	3,517,247
Nomura Research Institute Ltd.	144,100	4,266,209
NTT DOCOMO Inc.	469,800	17,468,075
Obic Co. Ltd.	19,600	3,477,903
Oracle Corp. Japan	20,800	2,081,194
Osaka Gas Co. Ltd.	113,200	2,146,187
Otsuka Corp.	39,700	1,830,438
Pigeon Corp.	32,300	1,484,614
Recruit Holdings Co. Ltd.	478,200	18,160,073
Ryohin Keikaku Co. Ltd.	56,900	1,187,639
Seven Bank Ltd.	231,300	528,799
Shin-Etsu Chemical Co. Ltd.	154,000	20,461,641
Shionogi & Co. Ltd.	92,300	4,347,477
Softbank Corp.	686,800	7,965,803
Sompo Holdings Inc.	121,200	4,511,089
Square Enix Holdings Co. Ltd.	33,200	1,943,601
Sundrug Co. Ltd.	14,600	541,180
Sysmex Corp.	43,500	4,077,865
T&D Holdings Inc.	196,700	1,951,195
Taisei Corp.	55,600	1,725,866
TIS Inc.	71,200	1,362,839
Toho Co. Ltd.	39,300	1,552,602
Tokio Marine Holdings Inc.	290,600	12,951,075
Tokyo Electron Ltd.	74,900	19,989,573
Tosoh Corp.	89,200	1,442,013
Trend Micro Inc.	48,700	2,725,225
Tsuruha Holdings Inc.	7,800	1,090,836
Unicharm Corp.	84,300	3,902,927
USS Co. Ltd.	70,200	1,282,590
Welcia Holdings Co. Ltd.	19,600	768,701
Z Holdings Corp.	912,000	6,325,724
ZOZO Inc.	52,700	1,336,404

		326,906,661

Netherlands — 6.1%
Adyen NV(a)(b)	6,955	11,726,962
ASML Holding NV	176,819	64,261,867
Koninklijke Vopak NV	37,899	1,970,264
Prosus NV	130,937	13,083,329
Randstad NV(a)	39,088	1,953,763
Unilever NV	377,306	21,337,953
Wolters Kluwer NV	113,555	9,203,659

		123,537,797

New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	234,152	5,416,288
Mercury NZ Ltd.	271,256	959,111
Meridian Energy Ltd.	428,235	1,500,009
Spark New Zealand Ltd.	1,006,270	2,986,047

		10,861,455

Norway — 0.1%
Gjensidige Forsikring ASA	111,808	2,120,631

Singapore — 0.9%
CapitaLand Mall Trust	951,800	1,205,869
Mapletree Commercial Trust	1,086,300	1,368,316

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Quality Factor ETF (Formerly iShares® Edge MSCI Intl Quality Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.	1,109,100	$6,838,976
Singapore Exchange Ltd.	449,900	2,853,265
Singapore Technologies Engineering Ltd.	664,600	1,698,612
Singapore Telecommunications Ltd.	2,745,700	4,081,854
Venture Corp. Ltd.	77,600	1,094,527

		19,141,419

Spain — 3.0%
Aena SME SA(a)(b)	22,703	3,057,109
Amadeus IT Group SA	211,805	10,113,092
Enagas SA	30,251	652,958
Endesa SA	167,721	4,495,457
Iberdrola SA	1,854,149	21,868,021
Industria de Diseno Textil SA	471,498	11,638,061
Mapfre SA	381,897	575,639
Naturgy Energy Group SA	98,021	1,821,166
Red Electrica Corp. SA	120,954	2,131,010
Repsol SA	639,186	3,975,926

		60,328,439

Sweden — 4.0%
Alfa Laval AB(a)	105,568	2,140,737
Assa Abloy AB, Class B	311,615	6,686,604
Atlas Copco AB, Class A	351,186	15,501,478
Atlas Copco AB, Class B	204,167	7,828,449
Boliden AB	115,063	3,143,787
Epiroc AB, Class A	301,632	4,506,952
Epiroc AB, Class B	182,355	2,614,100
Evolution Gaming Group AB(b)	71,528	5,311,674
Hennes & Mauritz AB, Class B(c)	348,905	5,667,994
Investment AB Latour, Class B	49,403	1,153,328
L E Lundbergforetagen AB, Class B(a)	25,917	1,166,405
Sandvik AB(a)	411,130	7,320,864
Skanska AB, Class B	116,354	2,186,911
SKF AB, Class B	117,552	2,406,203
Svenska Cellulosa AB SCA, Class B(a)	232,469	3,153,596
Volvo AB, Class B(a)	543,378	10,570,084

		81,359,166

Switzerland — 12.4%
Adecco Group AG, Registered	59,769	2,934,488
Baloise Holding AG, Registered	17,423	2,381,869
EMS-Chemie Holding AG, Registered	6,347	5,581,454
Geberit AG, Registered	20,380	11,606,961
Givaudan SA, Registered	3,819	15,566,837
Kuehne + Nagel International AG, Registered	27,368	5,467,329
Logitech International SA, Registered	80,284	6,762,233
Nestle SA, Registered	606,671	68,242,627
Partners Group Holding AG	12,056	10,872,827
Roche Holding AG, NVS	243,848	78,418,197
Schindler Holding AG, Participation Certificates, NVS	18,110	4,633,457
Schindler Holding AG, Registered	8,889	2,282,986
SGS SA, Registered	2,345	5,861,541
Sonova Holding AG, Registered(a)	18,548	4,401,495
Swiss Life Holding AG, Registered	11,811	3,971,578
Swisscom AG, Registered	9,986	5,080,434
Zurich Insurance Group AG	58,520	19,409,830

		253,476,143

United Kingdom — 15.0%
3i Group PLC	422,491	5,249,761
Admiral Group PLC	113,395	4,032,044
Ashtead Group PLC	121,638	4,403,783

Security	Shares	Value

United Kingdom (continued)
Associated British Foods PLC	70,890	$1,555,942
Aviva PLC	1,400,921	4,664,333
BAE Systems PLC	1,509,608	7,749,137
Barratt Developments PLC(a)	350,674	2,187,759
Berkeley Group Holdings PLC	40,210	2,109,297
BT Group PLC	3,699,190	4,850,017
Bunzl PLC	118,186	3,667,549
Burberry Group PLC	208,165	3,649,775
Compass Group PLC	733,475	10,005,445
Croda International PLC	78,167	6,098,561
Diageo PLC	764,670	24,708,077
Direct Line Insurance Group PLC	581,752	1,982,062
Experian PLC	384,548	14,006,707
Ferguson PLC	117,703	11,752,113
Halma PLC	158,073	4,839,918
Hargreaves Lansdown PLC	228,812	4,001,425
Imperial Brands PLC	183,186	2,899,161
Intertek Group PLC	76,822	5,534,716
JD Sports Fashion PLC	205,099	1,965,611
Johnson Matthey PLC	84,424	2,345,854
London Stock Exchange Group PLC	150,784	16,139,100
M&G PLC	1,497,472	2,839,484
Mondi PLC	250,436	4,737,396
National Grid PLC	970,707	11,534,594
Pearson PLC	242,336	1,598,037
Persimmon PLC	157,766	4,765,241
Prudential PLC	1,246,078	15,190,198
Reckitt Benckiser Group PLC	191,348	16,824,086
RELX PLC	523,042	10,330,383
Rentokil Initial PLC(a)	673,012	4,577,277
Rio Tinto PLC	684,369	38,554,629
RSA Insurance Group PLC	363,155	1,989,054
Sage Group PLC (The)	422,205	3,469,812
Schroders PLC	55,121	1,863,036
Smith & Nephew PLC	239,651	4,141,397
Smiths Group PLC	130,306	2,240,017
Spirax-Sarco Engineering PLC	29,924	4,364,429
SSE PLC	310,659	5,041,112
St. James’s Place PLC	225,942	2,626,951
Taylor Wimpey PLC(a)	1,340,793	1,834,197
Unilever PLC	309,905	17,647,148

		306,566,625

Total Common Stocks — 99.3% (Cost: $1,923,162,872)		2,029,473,087

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	34,866	1,794,311
Henkel AG & Co. KGaA, Preference Shares, NVS	31,962	3,109,526

		4,903,837

Total Preferred Stocks — 0.3% (Cost: $4,657,429)		4,903,837

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	5,512,737	5,516,596

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Quality Factor ETF (Formerly iShares® Edge MSCI Intl Quality Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	510,000	$510,000

		6,026,596

Total Short-Term Investments — 0.3% (Cost: $6,027,147)		6,026,596

Total Investments in Securities — 99.9% (Cost: $1,933,847,448)		2,040,403,520

Other Assets, Less Liabilities — 0.1%		2,571,342

Net Assets — 100.0%		$2,042,974,862

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$188,858	$5,329,774	(a)	$—	$(1,141)	$(895)	$5,516,596	5,512,737	$9,092	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	413,000	97,000	(a)	—	—	—	510,000	510,000	136		—

					$(1,141)	$(895)	$6,026,596		$9,228		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	11	12/17/20	$1,137	$(5,395)
Euro STOXX 50 Index	85	12/18/20	2,930	(296,420)
FTSE 100 Index	22	12/18/20	1,583	(110,808)
TOPIX Index	14	12/10/20	2,106	(47,612)

				(460,235)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Quality Factor ETF (Formerly iShares® Edge MSCI Intl Quality Factor ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,029,473,087	$—	$—	$2,029,473,087
Preferred Stocks	4,903,837	—	—	4,903,837
Money Market Funds	6,026,596	—	—	6,026,596

	$2,040,403,520	$—	$—	$2,040,403,520

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(460,235)	$—	$—	$(460,235)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares